Description of the business and summary of significant accounting policies	12 Months Ended
Dec. 31, 2022
Description of the business and summary of significant accounting policies
Description of the business and summary of significant accounting policies

1.  Description of the business and summary of significant accounting policies

Controladora Vuela Compañía de Aviación, S.A.B. de C.V. (“Controladora” or the “Company”) was incorporated in Mexico in accordance with the laws of Mexico on October 27, 2005.

Controladora is domiciled in Mexico City at Av. Antonio Dovali Jaime No. 70, 13th Floor, Tower B, Colonia Zedec Santa Fe, Mexico City, Mexico, 01210.

The Company, through its subsidiary Concesionaria Vuela Compañía de Aviación, S.A.P.I. de C.V. (“Concesionaria”), has a concession to provide air transportation services for passengers, cargo and mail throughout Mexico and abroad.

Concesionaria’s concession was granted by the Mexican federal government through the Mexican Infrastructure, Communications and Transportation Ministry (Secretaría de Infraestructura, Comunicaciones y Transportes) on May 9, 2005 initially for a period of five years and was extended on February 17, 2010 for an additional period of ten years. On February 24, 2020, Concesionaria’s concession was extended for a 20-year term starting on May 9, 2020.

Concesionaria made its first commercial flight as a low-cost airline on March 13, 2006. Concesionaria operates under the trade name of “Volaris”. On June 11, 2013, Controladora Vuela Compañía de Aviación, S.A.P.I. de C.V. changed its corporate name to Controladora Vuela Compañía de Aviación, S.A.B. de C.V.

On September 23, 2013, the Company completed its dual listing Initial Public Offering on the New York Stock Exchange (“NYSE”) and on the Mexican Stock Exchange (Bolsa Mexicana de Valores, or “BMV”), and on September 18, 2013 its shares started trading under the ticker symbol “VLRS” and “VOLAR”, respectively.

On November 16, 2015, certain shareholders of the Company completed a secondary follow-on equity offering on the NYSE.

On December 11, 2020, the Company announced the closing of an upsized primary follow-on equity offering in which the Company offered 134,000,000 of its Ordinary Participation Certificates (Certificados de Participación Ordinarios), or CPOs, in the form of American Depositary Shares, or ADSs, at a price to the public of US$11.25 per ADS in the United States and other countries outside of Mexico, pursuant to the Company’s shelf registration statement filed with the Securities and Exchange Commission (the “SEC”). In connection with the offering, the underwriters exercised their option to purchase up to 20,100,000 additional CPOs in the form of ADSs. Each ADS represents 10 CPOs and each CPO represents a financial interest in one Series A share of common stock of the Company.

On November 10, 2016, the Company, through its subsidiary Vuela Aviación, S.A. (“Volaris Costa Rica”), obtained from the Costa Rica Civil Aviation Authority an Air Operator Certificate to provide air transportation services for passengers, cargo and mail, in scheduled and non-scheduled flights for an initial period of five years. On December 20, 2021 Volaris Costa Rica´s Air Operator Certificate was renewed, modified and extended for an additional 15- years term. Volaris Costa Rica started operations on December 1, 2016.

On August 25, 2021, the Company through its subsidiary Vuela El Salvador, S.A. de C.V. (“Volaris El Salvador”) obtained from the El Salvadorian Civil Aviation Authority an Operation Permit, for scheduled and non-scheduled international public air transportation services for passengers, cargo and mail valid until May 30, 2024. Volaris El Salvador started operations on September 15, 2021.

On June 20, 2019, Concesionaria, issued fifteen million (15,000,000) asset backed trust notes (certificados bursátiles fiduciarios; the “ Trust Notes ”), under the ticker symbol VOLARCB 19 for the amount of Ps.1.5 billion Mexican pesos (US$78.5 million, based on an exchange rate of Ps.19.10 to US$1 on June 20, 2019) by CIBanco, S.A., Institución de Banca Multiple, acting as Trustee under the Irrevocable Trust number CIB/3249 created by Concesionaria in the first issuance under a program approved by the Mexican National Banking and Securities Commission (Comisión Nacional Bancaria y de Valores) for an amount of up to Ps.3.0 billion Mexican pesos (US$157.1 million based on an exchange rate of Ps.19.10 to US$1 on June 20, 2019). The Trust Notes are backed by future receivables under agreements entered into with credit card processors with respect to funds received from the sale of airplane tickets and ancillaries denominated in Mexican pesos, through credit cards VISA and Mastercard, via the Company’s website, mobile app and travel agencies. The Trust Notes were listed on the Mexican Stock Exchange, have a maturity of five years and will pay an interest rate of Tasa de Interes Interbancaria de Equilibrio (“TIIE”) 28 plus 175 basis points.

On October 13, 2021, Concesionaria, completed the issuance of fifteen million (15,000,000) of asset backed trust notes (certificados bursátiles fiduciarios) (the “Trust Notes”) issued under the ticker VOLARCB 21L for an amount of Ps.1.5 billion Mexican pesos (US$72.1 million, based on an exchange rate of Ps.20.80 to US$1 on October 13, 2021), issued by CIBanco, S.A., Institución de Banca Múltiple, acting as Trustee of the Irrevocable Trust number CIB/3249 created by Concesionaria, in the second offering under the program authorized by the Mexican National Banking and Securities Commission for an amount of up to Ps.3.0 billion (three billion pesos 00/100 national currency) (US$144.2 million, based on an exchange rate of Ps.20.80 to US$1 on October 13, 2021). The Trust Notes comply with the Sustainability-Linked Bond Principles 2020, administered by the International Capital Market Association (ICMA) and has Sustainability Objectives (SPT) for the Key Performance Indicator (KPI), to reduce carbon dioxide emissions from Volaris´ operations, measured as grams of CO2 emissions per revenue passenger/kilometer (gCO2 / RPK) by 21.54%, 24.08% and 25.53% by 2022, 2023 and 2024, respectively, compared to 2015. This offering will help the Company to accomplish its long-term sustainable goals, among which are to reduce CO2 emissions by 35.42% gCO2 / RPK by 2030 vs 2015.

On December 20, 2021, one of the Company’s shareholders concluded the conversion of 30,538,000 Series B Shares for the equivalent number of Series A Shares. This conversion has no impact either on the total number of outstanding shares nor on the earnings-per-share calculation.

The accompanying consolidated financial statements and notes were approved for issuance by the Company’s Chief Executive Officer, Enrique J. Beltranena Mejicano, and the Chief Financial Officer, Jaime E. Pous Fernández, on April 18, 2023 and subsequent events were considered through that date. These consolidated financial statements were authorized by the Board of Directors of the Company on April 19,2023 and will be submitted for authorization to the Annual General Ordinary Shareholder´s Meeting of the Company on April 21,2023.

a)	Relevant events relating to fleet financing

On April 1st, 2022, the Company entered into an agreement with JSA International U.S. Holdings, LLC, which provides financing for pre-delivery payments in connection with our purchase of four A320 family aircraft.

On April 13, 2022, the Company obtained financing for the pre-delivery payments with certain lessors in respect of 18 aircraft (including the four aircraft mentioned below) to be delivered in the years 2023 and 2024.

On June 8, 2022, the Company entered into an agreement with certain financial institutions, which provides financing for pre-delivery payments in connection with our purchase of thirteen aircrafts to be delivered during the years 2023, 2024 and 2025.

On July 27th, 2022, the Company entered into an agreement with CMB Financial Leasing (Ireland) Limited, which provides financing for pre-delivery payments in connection with our purchase of seven A320 family aircraft.

Conflict between Russia and Ukraine

The airline industry has been impacted by the price and availability of fuel. However, the airline industry and the Company are implementing strategies to mitigate these effects.

The Company has been taking actions to mitigate this impact over the business, through revenue management and has continued with the efforts towards a reduced fuel consumption. Nonetheless, the ability to transfer any significant fuel cost increases through fare increases is limited by our ultra-low-cost business model and market high price elasticity in the market.

Change in presentation currency

The Company has changed the presentation currency from Mexican peso to the dollar of the United States of America (“U.S. dollar”) as of January 1st, 2022. The change in presentation currency was made to more accurately reflect the Company´s financial performance aligned to the economic environment in which it operates. The Company believes that the change in presentation currency provides investors and other stakeholders with greater comparability of financial information with its industry peers. Prior to the change, the financial statements had been reported in Mexican pesos.

A change in presentation currency is a change in accounting policy which is accounted for retrospectively. In making this change in presentation currency, the Company followed the requirements set out in IAS 21 “The Effects of Changes in Foreign Exchange Rates” (“IAS21”). (Note 1b))

b)  Basis of preparation

Statement of compliance

These consolidated financial statements which comprise the financial statements of the Company and its subsidiaries at December 31, 2022, 2021 and January 1st, 2021 were prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

Items included in the financial statements of each of the Company’s entities are measured using the currency of the primary economic environment in which each entity operates (“functional currency”). The functional currency of Company and its subsidiary Concesionaria was the Mexican peso until December 31, 2021, and since such date changed to U.S. dollar. The presentation currency of the Company’s consolidated financial statements is the U.S. dollar. All values in the consolidated financial statements are rounded to the nearest thousand (US$000), except when otherwise indicated.

The Company has consistently applied its accounting policies to all periods presented in these consolidated financial statements and provide comparative information in respect of the previous period, except for the effects of changes in functional currency that are affected prospectively. (Note 3b).

Basis of measurement and presentation

The accompanying consolidated financial statements have been prepared under the historical-cost convention, except for derivative financial instruments that are measured at fair value.

The preparation of the consolidated financial statements in accordance with IFRS requires management to make estimates and assumptions that affect the amounts reported in the accompanying consolidated financial statements and notes. Actual results could differ from those estimates.

Presentation currency and definition of terms

Beginning January 1, 2022, and for all subsequent periods, as permitted by IAS 21 under IFRS and with the authorization of the Board of Directors, considering the previous favorable opinion of its Audit and Corporate Governance Committee, the Company changed its presentation currency from the Mexican peso to the U.S. dollar.

The consolidated financial statements, including comparative amounts and the accompanying notes to the consolidated financial statements, are presented as if the new presentation currency had always been the Company´s presentation currency. The comparative financial statements and their related notes were re-presented for the change in presentation currency by applying the methodology set out in IAS 21, using the closing exchange rates for the consolidated statements of financial position and the average exchange rates of each month within the respective periods for consolidated statements of operations, consolidated statements of comprehensive income and consolidated statements of cash flows. Historic equity transactions were translated at the foreign exchange rate on the date of the transactions and were subsequently carried at historical value. The exchange rates used in translation were as described in note 1 n). In addition, resulting from this change in presentation currency and in compliance with IAS 1, Presentation of Financial Statements (“IAS 1”), the Company includes a third statement of financial position as of January 1, 2021.

The consolidated financial statements and the accompanying notes are presented in U.S. dollars, except when specific reference is made to a different currency. When reference is made to U.S. dollars or “$” it means dollars of the United States. All amounts in the consolidated financial statements and the accompanying notes are stated in thousands, except when references are made to earnings or loss per share and/or prices per share. When reference is made to “Ps” or “pesos”, it means Mexican pesos. When it is deemed relevant, certain amounts in foreign currency presented in the notes to the consolidated financial statements include between parentheses a convenience translation into dollars and/or into pesos, as applicable.

Change in functional currency

An entity’s functional currency is the currency of the primary economic environment in which it operates. During the second half of 2021 management identified indicators of changes in the primary economic environment in which its main subsidiary Concesionaria operates, as follows: (i) increase in the international market transactions during 2021, (ii) change in the determination of rates (iii) most representative costs are determined and denominated in U.S. dollars. As a result, the Company evaluated the functional currency of its main subsidiary in accordance with the provisions contained in IAS-21 “Effects of Variations in Foreign Currency Exchange Rates”, concluding that the functional currency changed from the Mexican peso to the U.S dollar as of December 31, 2021.

In addition, considering the dependency of the Company in its operations related to its wholly owned subsidiary Concesionaria, management evaluated and concluded that its functional currency also changed from the Mexican peso to U.S. dollar as of December 31, 2021. The change in functional currency was prospectively applied from the date of the change.

Derived from the foregoing, once the authorization of the Board of Directors and considering the previous favorable opinion of the Audit and Corporate Governance Committee, as of December 31, 2021 the Company changed prospectively its functional currency from the Mexican peso to the U.S dollar (Note 3b).

c)  Basis of consolidation

The accompanying consolidated financial statements comprise the financial statements of the Company and its subsidiaries. As of December 31, 2022, 2021 and January 1st 2021 for accounting purposes the companies included in the consolidated financial statements are as follows:

			% Equity interest
	Principal				January
Name	Activities	Country	2022	2021	1st 2021
Concesionaria Vuela Compañía de Aviación S.A.P.I. de C.V.	Air transportation services for passengers, cargo and mail throughout Mexico and abroad	Mexico	100%	100%	100%
Vuela Aviación, S.A.	Air transportation services for passengers, cargo and mail in Costa Rica and abroad	Costa Rica	100%	100%	100%
Vuela, S.A. (“Vuela”) *	Air transportation services for passengers, cargo and mail in Guatemala and abroad	Guatemala	100%	100%	100%
Vuela El Salvador, S.A. de C.V.	Air transportation services for passengers, cargo and mail in El Salvador and abroad	El Salvador	100%	100%	100%
Comercializadora Volaris, S.A. de C.V. (“Comercializadora”)	Merchandising of services	Mexico	100%	100%	100%
Servicios Earhart, S.A.*	Rendering specialized services to its affiliates	Guatemala	100%	100%	100%
Servicios Corporativos Volaris, S.A. de C.V. (“Servicios Corporativos”)	Rendering specialized services to its affiliates	Mexico	100%	100%	100%
Servicios Administrativos Volaris, S.A. de C.V. (“Servicios Administrativos”) (3)	Recruitment and payroll	Mexico	—	—	100%
Comercializadora V Frecuenta, S.A. de C.V. (“Loyalty Program”) *	Loyalty Program	Mexico	100%	100%	100%
Viajes Vuela, S.A. de C.V. (“Viajes Vuela”)	Travel agency	Mexico	100%	100%	100%
Guatemala Dispatch Service, S.A., (“GDS, S.A.”) (4)	Aeronautical Technical Services	Guatemala	100%	100%	—
CIBanco, S.A., Institución de Banca Múltiple, Fidecomiso 1710 (1)	Pre-delivery payments financing (Note 5)	Mexico	100%	100%	100%
CIBanco, S.A., Institución de Banca Múltiple, Fidecomiso 1711 (2)	Pre-delivery payments financing (Note 5)	Mexico	100%	100%	100%
Fideicomiso Irrevocable de Administración número F/307750 “Administrative Trust” **	Share administration trust (Note 18)	Mexico	100%	100%	100%
Fideicomiso Irrevocable de Administración número F/745291 “Administrative Trust”	Share administration trust (Note 18)	Mexico	100%	100%	100%
Fideicomiso de Administración número CIB/3081 “Administrative Trust”	Share administration trust (Note 18)	Mexico	100%	100%	100%
Fideicomiso Irrevocable de Administración número CIB/3249 “Administrative Trust”	Asset backed securities trustor & administrator (Note 5)	Mexico	100%	100%	100%
CIBanco, S.A., Institución de Banca Múltiple, Fideicomiso CIB/3853 (5)	Pre-delivery payments financing (Note 5)	Mexico	100%	—	—
CIBanco, S.A., Institución de Banca Múltiple, Fideicomiso CIB/3855 (6)	Pre-delivery payments financing (Note 5)	Mexico	100%	—	—
CIBanco, S.A., Institución de Banca Múltiple, Fideicomiso CIB/3866 (6)	Pre-delivery payments financing (Note 5)	Mexico	100%	—	—
CIBanco, S.A., Institución de Banca Múltiple, Fideicomiso CIB/3867 (7)	Pre-delivery payments financing (Note 5)	Mexico	100%	—	—
CIBanco, S. A, Institución de Banca Múltiple, Fideicomiso CIB/3921 (8)	Pre-delivery payments financing (Note 5)	Mexico	100%	—	—

*The Company has not started operations.

**The Trust was terminated on August 9, 2022.

(1)	With effect from October 16, 2020, the Successor of the Trust 1710 was changed from Deutsche Bank México, S.A. to CIBanco, S.A., Institución de Banca Múltiple.
(2)	With effect from October 16, 2020, the Successor of the Trust 1711 was changed from Deutsche Bank México, S.A. to CIBanco, S.A., Institución de Banca Múltiple.
(3)	From August 31,2021, the Company merged with Concesionaria Vuela Compañía de Aviación S.A.P.I. de C.V.
(4)	The Company was acquired on October 5, 2021.
(5)	With effect from June 8, 2022 the trust was constituted.
(6)	With effect from April 1st, 2022 the trusts were constituted.
(7)	With effect from April 13, 2022 the trust was constituted.
(8)	With effect from July 21, 2022 the trust was constituted.

The financial statements of the subsidiaries are prepared for the same reporting period as the parent Company, using consistent accounting policies.

Control is achieved when the Company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Specifically, the Company controls an investee if, and only if, the Company has:

(i)	Power over the investee (i.e., existing rights that give it the current ability to direct the relevant activities of the investee).
(ii)	Exposure, or rights, to variable returns from its involvement with the investee.
(iii)	The ability to use its power over the investee to affect its returns.

When the Company has less than a majority of the voting or similar rights of an investee, the Company considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

(i)	The contractual arrangement with the other vote holders of the investee.
(ii)	Rights arising from other contractual arrangements, and
(iii)	The Company’s voting rights and potential voting rights.

The Company re-assesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ceases when the Company loses control of the subsidiary. Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated financial statements from the date the Company gains control until the date the Company ceases to control the subsidiary.

All intercompany balances, transactions, unrealized gains and losses resulting from intercompany transactions are eliminated in full on consolidation in the consolidated financial statements.

On consolidation, the assets and liabilities of foreign operations are translated into U.S.dollar at the exchange rates prevailing at the reporting date and their statements of profit or loss are translated at the average exchange rates prevailing at the time. The exchange differences arising on translation for consolidation are recognized in other comprehensive income (“OCI”). On disposal of a foreign operation, the component of OCI relating to that particular foreign operation is recognized in profit or loss.

d)  Revenue recognition

Passenger revenues

Revenues from the air transportation of passengers are recognized at the earlier of when the service is provided or when the non-refundable ticket expires at the date of the scheduled travel.

Ticket sales for future flights are initially recognized as contract liabilities under the caption “unearned transportation revenue” and, once the transportation service is provided by the Company or when the non-refundable ticket expires at the date of the scheduled travel, the earned revenue is recognized as passenger ticket revenues and the unearned transportation revenue is reduced by the same amount. All the Company’s tickets are non-refundable and are subject to change upon a payment of a fee. Additionally, the Company does not operate a frequent flier program.

The most significant passenger revenue includes revenues generated from: (i) fare revenue and (ii) other passenger revenues. Other passenger services include but are not limited to fees charged for excess baggage, bookings through the call center or third-party agencies, advanced seat selection, itinerary changes and charters. They are recognized as revenue when the obligation of passenger transportation service is provided by the Company or when the non-refundable ticket expires at the date of the scheduled travel.

The Company also classifies as other passenger revenue “V Club” and other similar services, which are recognized as revenue over time when the service is provided.

The Company sells certain tickets with connecting flights with one or more segments operated by its other airline partner. For segments operated by its other airline partner, the Company has determined that it is acting as an agent on behalf of the other airline as is responsible for its portion of the contract (i.e., transportation of the passenger). The Company, as the agent, recognizes revenue within other operating revenue at the time of the travel, for the net amount retained by the Company for any segments flown by other airline.

Non-passenger revenues

The most significant non-passenger revenues include revenues generated from: (i) revenues from other non-passenger services described below and (ii) cargo services.

Revenues from other non-passenger services mainly include but are not limited to commissions charged to third parties for the sale of trip insurance, rental cars, and advertising spaces to third parties. They as well as cargo services, are recognized as revenue at the time the service is provided.

The Company also evaluated the principal versus agent considerations as it relates to certain non-air travel services arrangements with third party providers. No changes were identified under this analysis as the Company is agent for those services provided by third parties.

Code-share agreement

On January 16, 2018, the Company and Frontier Airlines (herein after Frontier) entered into a code-share operations agreement, which started operations in September 2018.

Through this alliance, the Company´s customers gain access to additional cities in the U.S. beyond the current available destinations as the Company’s customers are able to buy a ticket throughout any of Frontier’s actual destinations; and Frontier customers gain first-time access to new destinations in Mexico through Volaris presence in Mexican airports.

Code-share tickets can be purchased directly from the Volaris’ website. The airline that provides the transportation recognize the revenue when the service is provided to the customer.

Other considerations analyzed as part of revenue from contracts with customers

All revenues offered by the Company including sales of tickets for future flights, other passenger related services and non-passenger revenue must be paid through a full cash settlement. The payment of the transaction price is equal to the cash settlement from the client at the sales time (using different payment options like credit or debit cards, paying through a third party or directly at the counter in cash). There is little or no judgment to determine the point in time of the revenue recognition, and the amount of it. Even if mainly all the sales of services are initially recognized as contract liabilities, there is no financing component in these transactions.

The cost to obtain a contract is represented by the commissions paid to the travel agencies and the bank commissions charged by the financial institutions for processing electronic transactions (Note 10). The Company does not incur any additional costs to obtain and fulfill a contract that is eligible for capitalization.

Trade receivables are mainly with financial institutions due to transactions with credit and debit cards, and therefore they are non-interest bearing and are mainly on terms of 24 to 48 hours. The Company has the right of collection at the beginning of the contracts and there are no discounts, payment incentives, bonuses, or other variable considerations subsequent to the purchase that could modify the amount of the transaction price.

The Company´s tickets are non-refundable. However, if the Company cancels a flight for causes attributable to the airline, including as a result of the COVID-19 pandemic, then the passenger is entitled to either move their flight at no cost, receive a refund or a voucher. No revenue is recognized until either the COVID-19 voucher is redeemed, and the associated flight occurs, or the voucher expires. When vouchers issued exceed the amount of the original amount paid by the passenger the excess is recorded as reduction of the operating revenues. All of the Company´s revenues related to future services are rendered through an approximate period of 12 months.

e)  Cash, cash equivalents and restricted cash

Cash and cash equivalents are represented by bank deposits and highly liquid investments with maturities of 90 days or less at the original purchase date. For the purposes of the consolidated statements of cash flows, cash and cash equivalents consist of cash and short-term investments as defined above.

The Company has agreements with financial institutions that process customer credit card transactions for the sale of air travel and other services. These credit card processing agreements do not have significant cash reserve requirements.

Restricted cash are used to constitute the debt service reserves and cannot be used for purposes other than those established.

f)  Financial instruments initial recognition and subsequent measurement

A financial instrument is any contract that gives rise to a financial asset for one entity and a financial liability or equity instrument for another entity.

i)  Financial assets

Initial recognition

Classification of financial assets and initial recognition

The Company determines the classification and measurement of financial assets, in accordance with the categories in IFRS 9, which are based on both: the characteristics of the contractual cash flows of these assets and the business model objective for holding them.

Financial assets include those carried at fair value through profit and losses (“FVTPL”), whose objective to hold them is for trading purposes (short-term investments), or at amortized cost, for accounts receivables held to collect the contractual cash flows, which are characterized by solely payments of principal and interest (“SPPI”). Derivative financial instruments are also considered financial assets when these represent contractual rights to receive cash or another financial asset. All the Company’s financial assets are initially recognized at fair value, including derivative financial instruments.

Subsequent measurement

The subsequent measurement of financial assets depends on their initial classification, as is described below:

1.	Financial assets at FVTPL which include financial assets held for trading.
2.	Financial assets at amortized cost, whose characteristics meet the SPPI criterion and were originated to be held to collect principal and interest in accordance with the Company’s business model.
3.	Financial assets at fair value through other comprehensive income (“OCI”) with recycling of cumulative gains and losses.

Derecognition

A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is derecognized when:

a)	The rights to receive cash flows from the asset have expired;
b)	The Company has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a ‘pass-through’ arrangement; and either (i) the Company has transferred substantially all the risks and rewards of the asset, or (ii) the Company has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset; or

When the Company has transferred its rights to receive cash flows from an asset or has entered into a pass-through arrangement, it evaluates if and to what extent it has retained the risks and rewards of ownership. When it has neither transferred nor retained substantially all the risks and rewards of the asset, nor transferred control of the asset, the asset is recognized to the extent of the Company’s continuing involvement in the asset.

In that case, the Company also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Company has retained.

ii)  Impairment of financial assets

The Company assesses at each reporting date, whether there is objective evidence that a financial asset or a group of financial assets is credit - impaired. A financial asset is credit- impaired when one or more events have occurred since the initial recognition of an asset (an incurred ‘loss event’), that has an impact on the estimated future cash flows of the financial asset or the group of financial assets that can be reliably estimated.

Evidence that a financial asset is credit – impaired may include indications that the debtors or a group of debtors is experiencing significant financial difficulty, default or delinquency in receivable, the probability that they will enter bankruptcy or other financial reorganization and observable data indicating that there is a measurable decrease in the estimated cash flows, such as changes in arrears or economic conditions that correlate with defaults. Further disclosures related to impairment of financial assets are also provided in (Note 8).

For trade receivables, the Company applies a simplified approach in calculating expected credit losses (ECLs). Therefore, the Company does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date.

Based on this evaluation, allowances are taken into account for the expected losses of these receivables. During the years ended December 31, 2022, 2021 and 2020 the Company recorded expected credit losses on accounts receivable of US$1,672, US$795 and US$636, respectively (Note 8).

iii)  Financial liabilities

Initial recognition and measurement

Financial liabilities are classified, at initial recognition, as financial liabilities at FVTPL, including loans and borrowings, accounts payables to suppliers, unearned transportation revenue, other accounts payable and financial instruments.

All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs.

Subsequent measurement

The measurement of financial liabilities depends on their classification as described below:

Financial liabilities at amortized cost

Accounts payable, are subsequently measured at amortized cost and do not bear interest or result in gains and losses due to their short-term nature.

Loans and borrowings are the category most relevant to the Company. After initial recognition at fair value (consideration received), interest bearing loans and borrowings are subsequently measured at amortized cost using the effective interest rate method (EIR). Gains and losses are recognized in profit or loss when the liabilities are derecognized as well as through the EIR amortization process.

Amortized cost is calculated by taking into account any discount or premium on issuance and fees or costs that are an integral part of the EIR. The EIR amortization is included as finance costs in the consolidated statements of operations. This amortized cost category generally applies to interest-bearing loans and borrowings (Note 5).

Financial liabilities at FVTPL

Financial liabilities at FVTPL include financial liabilities under the fair value option, which are classified as held for trading, if they are acquired for the purpose of selling them in the near future. This category includes derivative financial instruments that are not designated as hedging instruments in hedge relationships as defined by IFRS 9.

Derecognition

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires.

When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability.

The difference in the respective carrying amounts is recognized in the consolidated statements of operations.

Offsetting of financial instruments

Financial assets and financial liabilities are offset, and the net amount is reported in the consolidated statement of financial position if there is:

(i)	A currently enforceable legal right to offset the recognized amounts, and
(ii)	An intention to settle on a net basis, to realize the assets and settle the liabilities simultaneously.

g)  Other accounts receivable

Other accounts receivable are due primarily from major credit card processors associated with the sales of tickets and are stated at cost less allowances made for credit losses, which approximates fair value given their short-term nature.

h)  Inventories

Inventories consist primarily of flight equipment expendable parts, materials and supplies, and are initially recorded at acquisition cost. Inventories are carried at the lower of cost and their net realization value. The cost is determined based on the method of specific identification and expensed when used in operations. The Company recognizes the necessary estimates for decreases in the value of its inventories due to impairment, obsolescence, slow movement and causes that indicate that the use or realization of the aircraft spare parts and flight equipment accessories that are part of the inventory will be less than recorded value. The cost of inventories is determined based on the specific identification method and is recorded as an expense as it is used in operations.

i)  Intangible assets

Cost related to the purchase or development of computer software that is separable from an item of related hardware is capitalized separately measured at cost and amortized over the period in which it will generate benefits on a straight-line basis. The Company annually reviews the estimated useful lives and salvage values of intangible assets and any changes are accounted for prospectively.

The Company records impairment charges on intangible assets used in operations when events and circumstances indicate that the assets or related cash generating unit may be impaired and the carrying amount of a long-lived asset or cash generating unit exceeds its recoverable amount, which is the higher of (i) its fair value less cost to sell, and (ii) its value in use.

The value in use calculation is based on a discounted cash flow model, using our projections of operating results for the near future. The recoverable amount of long-lived assets is sensitive to the uncertainties inherent in the preparation of projections and the discount rate used in the calculation. For the years ended December 31, 2022, 2021, and 2020, the Company did not record any impairment loss in the value of its intangible assets.

Software

Acquired computer software licenses are capitalized on the basis of cost incurred to acquire, implement and bring the software into use. Costs associated with maintaining computer software programs are expensed as incurred. In case of development or improvement to systems that will generate probable future economic benefits, the Company capitalizes software development costs, including directly attributable expenditures on materials, labor, and other direct costs.

Acquired software cost is amortized on a straight-line basis over its useful life. Licenses and software rights acquired by the Company have finite useful lives and are amortized on a straight–line basis over the term of the contract. Amortization expense is recognized in the consolidated statements of operations.

j)  Assets held for sale

Assets held for sale, formerly non-current assets or groups of assets that are expected to be sold within the next twelve months are measured at the lower of their carrying amount at the time they are reclassified, and fair value less sell costs. Fair value less sell costs is derived from recent market transactions, if available.

On December 22, 2022, Concesionaria signed an aircraft sale and purchase agreement with SETNA IO LLC., by a total amount of US$901. As of December 31, 2022 the carrying amount of the remaining owned aircraft is US$795.

k)  Guarantee deposits

Guarantee deposits consist primarily of aircraft maintenance deposits paid to lessors, deposits for rent of flight equipment and other guarantee deposits. Aircraft and engine deposits are held by lessors in U.S. dollars and are presented as current assets and non-current assets, based on the recovery dates of each deposit established in the related agreements (Note 11).

Deposits for flight equipment maintenance paid to lessors

Most of the Company’s lease contracts stipulate the obligation to pay maintenance deposits to aircraft lessors, in order to guarantee major maintenance work.

These lease agreements establish that maintenance deposits are reimbursable to the Company at the time the major maintenance event is concluded for an amount equal to: (i) the maintenance deposit held by the lessor associated with the specific maintenance event, or (ii) the qualifying costs related to the specific maintenance event.

Substantially all major maintenance deposits are generally calculated based on the use of leased aircraft and engines (flight hours or operating cycles). The sole purpose of these deposits is to guarantee to the lessor the execution of maintenance work on the aircraft and engines.

Maintenance deposits that the Company expects to recover from lessors are presented as security deposits in the consolidated statement of financial position.

According to the term of the lease, in each contract it is evaluated whether major maintenance of the leased aircraft and engines is expected to be carried out. In the event that major maintenance is not expected to be performed on its own account, the deposit is recorded as a variable lease payment, since it represents part of the use of the leased goods and is determined based on time or flight cycles. For the years ended December 31, 2022, 2021 and 2020, the Company recognized supplemental lease payments of US$48,172, US$38,227 and US$20,063, respectively.

When modifications are made to the lease agreements that entail an extension of the lease term, the maintenance deposits which had been recorded previously as variable lease payments can be converted into recoverable deposits and presented as recoverable assets, at the modification date.

During the years ended December 31, 2022 and 2021, the Company added eighteen and fifteen net new aircrafts to its fleet, respectively (Note 14). During the year ended December 31, 2022, the Company extended the lease period of five aircrafts and two engines. During the year ended December 31, 2021, the Company extended the lease period of 15 aircrafts and three engines. Certain other aircraft lease agreements do not require the obligation to pay maintenance deposits in advance to lessors to guarantee important maintenance activities; therefore, the Company does not record or make payments for guarantee deposits with respect to these aircrafts. However, some of these lease agreements include the obligation to make maintenance adjustment payments to lessors at the end of the lease period. These maintenance adjustments cover maintenance events that are not expected to be performed before the termination of the lease; for such agreements, the Company accumulates a liability related to the amount of the costs that will be incurred at the end of the lease, since no maintenance deposits have been made (Note 16).

l)  Aircraft and engine maintenance

The Company is required to conduct various levels of aircraft maintenance. Maintenance requirements depend on the type of aircraft, age and the route network over which it operates (utilization).

Fleet maintenance requirements may include preventive maintenance tasks and specific manufacturers recommendations, for example, component checks, monthly checks, airframe and systems checks, periodic major maintenance and engine checks.

Aircraft maintenance and repair consists of routine and non-routine works, divided mainly into three general categories: (i) routine line maintenance, (ii) major maintenance and (iii) component service .

(i)  Routine line maintenance requirements consist of scheduled maintenance checks on the Company’s aircraft, including pre-flight, daily, weekly and overnight checks, any diagnostics and routine repairs and any unscheduled tasks performed as required. These type of maintenance events are normally performed by Company mechanics and are primarily completed at the main airports that the Company currently serves, supported by sub-contracted companies.

Other maintenance activities are sub-contracted to qualified maintenance business partners, repair and overhaul organizations. Routine maintenance also includes scheduled tasks that can typically take from 6 to 12 days to accomplish and are required between every 24 or 36 months, such as 24-month checks and C checks. All routine maintenance costs are expensed as incurred.

(ii)  Major maintenance for the aircraft consists of a series of more complex tasks, including structural checks for the airframe, that can take up to six weeks to accomplish and typically are required every six years.

Major maintenance is accounted for under the deferral method, whereby the cost of major maintenance, major overhaul and repair is capitalized (leasehold improvements to flight equipment) and amortized over the shorter of the period to the next major maintenance event or the remaining contractual lease term. The next major maintenance event is estimated based on assumptions including estimated time of usage. The United States Federal Aviation Administration (“FAA”) and the Mexican Federal Civil Aviation Agency (Agencia Federal de Aviación Civil - AFAC) mandate maintenance intervals and average removal times as suggested by the manufacturer.

These assumptions may change based on changes in the utilization of aircraft, changes in government regulations and suggested manufacturer maintenance intervals. In addition, these assumptions can be affected by unplanned incidents that could damage an airframe, engine, or major component to a level that would require a heavy maintenance event prior to a scheduled maintenance event. To the extent the planned usage increases, the estimated life would decrease before the next maintenance event, resulting in additional expense over a shorter period.

During the years ended December 31, 2022 and 2021, the Company capitalized major maintenance events as part of leasehold improvements to flight equipment for an amount of US$138,811 and US$85,940, respectively. For the years ended December 31, 2022, 2021 and 2020, the amortization of major maintenance leasehold improvement costs was US$83,071, US$40,744 and US$30,555 respectively. The amortization of deferred maintenance costs is recorded as part of depreciation and amortization in the consolidated statements of operations.

(iii)  The Company has a power-by-the hour agreement for component services, which guarantees the availability of aircraft components for the Company’s fleet when they are required. It also provides aircraft components that are included in the redelivery conditions of the contract (hard time) with a fixed priced at the time of redelivery. The monthly maintenance cost associated with this agreement is recognized as incurred in the consolidated statements of operations.

The Company has an engine flight hour agreement (component repair agreement), that guarantees a cost for the engines shop visits, provides miscellaneous engines coverage, supports the cost of foreign objects damage events, ensures there is protection from annual escalations, and grants credit for certain scrapped components. The cost associated with the miscellaneous engines’ coverage is recorded monthly as incurred in the consolidated statements of operations.

m)  Rotable spare parts, furniture and equipment, net

Rotable spare parts, furniture and equipment, are recorded at cost and are depreciated to estimated residual values over their estimated useful lives using the straight-line method.

Aircraft spare engines have significant components with different useful lives; therefore, they are accounted for as separate items of spare engine parts (major components) (Note 12).

Pre-delivery payments refer to prepayments made to aircraft and engine manufacturers during the manufacturing stage of the aircraft. The borrowing costs related to the acquisition or construction of a qualifying asset are capitalized as part of the cost of that asset.

Depreciation rates are as follows:

Annual
depreciation rate
Flight equipment	4.0-16.7%
Constructions and improvements	Remaining contractual lease term
Computer equipment	25%
Workshop tools	33.3%
Electric power equipment	10%
Communications equipment	10%
Workshop machinery and equipment	10%
Motorized transport equipment platform	25%
Service carts on board	20%
Office furniture and equipment	10%
Leasehold improvements to flight equipment	The shorter of: (i) remaining contractual lease term, or (ii) the next major maintenance event

The Company reviews annually the useful lives of these assets and any changes are accounted for prospectively.

The Company identified one Cash Generating Unit (CGU), which includes the entire aircraft fleet and flight equipment. The Company assesses at each reporting date, whether there is objective evidence that rotable spare parts, furniture and equipment and right of use asset are impaired in the CGU. The Company records impairment charges on rotable spare parts, furniture and equipment and right of use assets used in operations when events and circumstances indicate that the assets may be impaired or when the carrying amount of a long-lived asset or related cash generating unit exceeds its recoverable amount, which is the higher of (i) its fair value less cost to sell and (ii) its value in use.

The value in use calculation is based on a discounted cash flow model, using projections of operating results for the near future. The recoverable amount of long-lived assets is sensitive to the uncertainties inherent in the preparation of projections and the discount rate used in the calculation.

n)  Foreign currency transactions and exchange differences

The Company’s consolidated financial statements are presented in U.S. dollars, which is the presentation and functional currency of the parent company and its subsidiaries. For each subsidiary, the Company determines the functional currency and items included in the financial statements of each entity are measured using the currency of the primary economic environment in which each entity operates (“the functional currency”). The financial statements of foreign subsidiaries prepared under IFRS and denominated in their respective local currencies different from its functional currency are translated into their functional currency as follows:

●	Transactions in foreign currencies are translated into the respective functional currencies at the exchange rates at the dates of the transactions.
●	All monetary assets and liabilities are translated into the functional currency at the exchange rate at the consolidated statement of financial reporting date.
●	All non-monetary items that are measured based on historical cost in a foreign currency are translated at the exchange rate at the date of the transaction.
●	Equity accounts are translated at the prevailing exchange rate at the time the capital contributions were made, and the profits were generated.
●	Revenues, costs and expenses are translated at the average exchange rate during the applicable period.

Any differences resulting from the currency functional translation are recognized in the consolidated statements of operations.

The Company’s consolidated financial statements are presented in U.S. dollars. Assets and liabilities from foreign subsidiaries are converted from the functional currency to the presentation currency at the exchange rate on the reporting date; revenues and expenses are translated at each month during the year at the monthly average exchange rate.

Foreign currency differences arising on translation into the presentation currency are recognized in OCI. Exchange differences on translation of foreign entities for the years ended December 31, 2022 and 2021, were US$3,471 and US$(10,489), respectively.

For the years ended December 31, 2022, 2021 and 2020, the most relevant exchange rates utilized in the conversions to US$ dollar, are as follows:

	2022				2021				2020
	End of period		Average		End of period		Average		End of period		Average
Currency	exchange rate		exchange rate		exchange rate		exchange rate		exchange rate		exchange rate
Mexican Peso	Ps.	19.3615	Ps.	20.1254	Ps.	20.5835	Ps.	20.2818	Ps.	19.9487	Ps.	21.4961
Colon	₵.	594.9700	₵.	649.5908	₵.	645.900	₵.	624.3460	₵.	615.7800	₵.	588.4240
Quetzal	Q.	7.8515	Q.	7.7765	Q.	7.7285	Q.	7.7589	Q.	7.8095	Q.	7.7292
Colombian Peso	COP.	4,810.20	COP.	4,255.44	COP.	3,981.16	COP.	3,751.33	COP.	3,428.26	COP.	3,695.48

o)  Liabilities and provisions

Provisions are recognized when the Company has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. If the effect of the time value of money is material, provisions are discounted using a current pre-tax rate that reflects, where appropriate, the risks specific to the liability. Where discounting is used, the increase in the provision due to the passage of time is recognized as a finance cost.

p)  Employee benefits

i)  Personnel vacations

The Company and its subsidiaries in Mexico and Central America recognize a reserve for the costs of paid absences, such as vacation time, based on the accrual method.

ii)  Termination benefits

The Company recognizes a liability and expense for termination benefits at the earlier of the following dates:

a)  When it can no longer withdraw the offer of those benefits; and

b)  When it recognizes costs for a restructuring that is within the scope of IAS 37, Provisions, Contingent Liabilities and Contingent Assets, and involves the payment of termination benefits.

The Company is demonstrably committed to a termination when, and only when, it has a detailed formal plan for the termination and is without realistic possibility of withdrawal.

For the years ended December 31, 2022 and 2021, no termination benefits provision has been recognized.

iii)  Seniority premiums

In accordance with Mexican Labor Law, the Company provides seniority premium benefits to the employees which rendered services to its Mexican subsidiaries under certain circumstances. These benefits consist of a one-time payment equivalent to 12 days’ wages for each year of service (at the employee’s most recent salary, but not to exceed twice the legal minimum wage), payable to all employees with 15 or more years of service, as well as to certain employees terminated involuntarily prior to the vesting of their seniority premium benefit.

Obligations relating to seniority premiums other than those arising from restructurings, are recognized based upon actuarial calculations and are determined using the projected unit credit method.

The latest actuarial computation was prepared as of December 31, 2022. Remeasurement gains and losses are recognized in full in the period in which they occur in OCI. Such remeasurement gains and losses are not reclassified to profit or loss in subsequent periods.

The defined benefit asset or liability comprises the present value of the defined benefit obligation using a discount rate based on government bonds, less the fair value of plan assets out of which the obligations are to be settled.

For entities in Costa Rica, Guatemala and El Salvador there is no obligation to pay seniority premium, these countries have Post- Employee Benefits.

iv)  Incentives

The Company has a quarterly incentive plan for certain personnel whereby cash bonuses are awarded for meeting certain performance targets. These incentives are payable shortly after the end of each quarter and are accounted for as a short-term benefit under IAS 19, Employee Benefits. A provision is recognized based on the estimated amount of the incentive payment. During the years ended December 31, 2022, 2021 and 2020 the Company expensed US$2,992, US$3,701 and US$1,266, respectively, as quarterly incentive bonuses, recorded under the caption salaries and benefits.

The Company has a short-term benefit plan for certain key personnel whereby cash bonuses are awarded when certain Company’s performance targets are met. These incentives are payable shortly after the end of each year and also are accounted for as a short-term benefit under IAS 19. A provision is recognized based on the estimated amount of the incentive payment (Note 7).

v)  Long-term incentive plan (“LTIP”) and long-term retention plan (LTRP)

The Company has adopted a Long-term incentive plan (“LTIP”). This plan consists of a share purchase plan (equity-settled) and a share appreciation rights “SARs” plan (cash settled), and therefore accounted under IFRS 2 “Share based payment”.

The Company measures the cost of its equity-settled transactions at fair value at the date the equity benefits are conditionally granted to employees. The cost of equity-settled transactions is recognized in the statement of operations, together with a corresponding increase in treasury shares, over the period in which the performance and/or service conditions are fulfilled.

During 2022, 2021 and 2020, the Company approved a new long-term retention plan (“LTRP”), which consisted in a purchase plan (equity-settled). This plan does not include cash compensations granted through appreciation rights on the Company’s shares. The retention plans granted in previous periods will continue in full force and effect until their respective due dates and the cash compensation derived from them will be settled according to the conditions established in each plan.

vi)  Share-based payments

a)  LTIP

- Share purchase plan (equity-settled)

Certain key employees of the Company receive additional benefits through a share purchase plan denominated in Restricted Stock Units (“RSUs”), which has been classified as an equity-settled share-based payment. The cost of the equity-settled share purchase plan is measured at grant date, taking into account the terms and conditions on which the share options were granted. The equity-settled compensation cost is recognized in the consolidated statement of operations under the caption of salaries and benefits, over the requisite service period (Note 18).

- SARs plan (cash settled)

The Company granted SARs to key employees, which entitle them to a cash payment after a service period.

The amount of the cash payment is determined based on the increase in the share price of the Company between the grant date and the time of exercise. The liability for the SARs is measured, initially and at the end of each reporting period until settled, at the fair value of the SARs, taking into account the terms and conditions on which the SARs were granted. The compensation cost is recognized in the consolidated statement of operations under the caption of salaries and benefits, over the requisite service period (Note 18). The retention plan granted in previous periods expired in November 2020. During the year ended December 31, 2020, the Company recorded a (benefit) for US$(95), related to the SARs included in the LTIP. These amounts were recorded under the caption salaries and benefits.

The cost of the SARs plan is measured initially at fair value at the grant date, further details of which are given in (Note 18). This fair value is expensed over the period until the vesting date with recognition of a corresponding liability. Similar to the equity settled awards described above, the valuation of cash settled award also requires using similar inputs, as appropriate.

b)  Management incentive plan (“MIP”)

- MIP I

Certain key employees of the Company receive additional benefits through a share purchase plan, which has been classified as an equity-settled share-based payment. The equity-settled compensation cost is recognized in the consolidated statement of operations under the caption of salaries and benefits, over the requisite service period (Note 18). The total cost of this plan has been totally recognized during the required service period.

- MIP II

On February 19, 2016, the Board of Directors of the Company authorized an extension to the MIP for certain key employees, this plan was named MIP II. In accordance with this plan, the Company granted SARs to key employees, which entitle them to a cash payment after a service period. The amount of the cash payment is determined based on the increase in the share price of the Company between the grant date and the time of exercise. The liability for the SARs is measured initially and at the end of each reporting period until settled at the fair value of the SARs, taking into account the terms and conditions on which the SARs were granted. The compensation cost is recognized in the consolidated statement of operations under the caption of salaries and benefits, over the requisite service period (Note 18).

c)  Board of Directors Incentive Plan (BoDIP)

Certain members of the Board of Directors of the Company receive additional benefits through a share-based plan, which has been classified as an equity-settled share-based payment and therefore accounted under IFRS 2 “Share based payment”.

In April 2018, the Board of Directors of the Company authorized a Board of Directors Incentive Plan “BoDIP”, for the benefit of certain board members. The BoDIP grants options to acquire shares of the Company or CPOs during a five- year period, which was determined on the grant date. Under this plan, no service or performance conditions are required to the board members for exercise the option to acquire shares, and therefore, they have the right to request the delivery of those shares at the time they pay for them.

vii)  Employee profit sharing

The Mexican Income Tax Law (“MITL”), establishes that the base for computing current year employee profit sharing shall be the taxpayer’s taxable income of the year for income tax purposes, including certain adjustments established in the Income Tax Law, at the rate of 10%. The Mexican Federal Labor Law (“MFLL”) establishes a limit for employee profit sharing payment, up to three months of the employee´s current salary or the average employee profit sharing received by the employee in the previous three years. For the years ended December 31, 2022, 2021 and 2020, the employee profit sharing is US$136, US$12,951 and US$968 operating expense in the consolidated statements of operations. Subsidiaries in Central America do not have such profit -sharing benefit, as it is not required by local regulations.

q)  Leases

The Company assesses at contract inception whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period in exchange for consideration.

The Company applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. The Company recognizes lease liabilities for payments to be made under the lease term and the right-of-use assets representing the right to use the underlying assets.

i.  Right-of-use assets

The Company recognizes right-of-use assets at the commencement date of the lease. Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, an estimate of costs to be incurred by the Company in dismantling and removing the underlying asset to the condition required by the terms and conditions of the lease, and lease payments made at or before the commencement date less any lease incentives received.

Components of the right-of-use assets are depreciated on a straight-line basis over the shorter of the remining lease term and the estimated useful lives of the assets, as follows:

Aircraft and engines	up to 18	years
Spare engines	up to 18	years
Buildings leases	one to ten	years
Maintenance component	up to eight	years

ii.   Lease Liabilities

At the commencement date of the lease, the Company recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees.

Variable lease payments that do not depend on an index or a rate are recognized as expenses in the period in which the event or condition that triggers the payment occurs.

In calculating the present value of lease payments, the Company uses its incremental borrowing rate at the lease commencement date because the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the lease payments or a change in the assessment of an option to purchase the underlying asset.

The short-term leases and leases of low value assets are recognized as expense on a straight-line basis over the lease term.

During the years ended December 31, 2022, 2021 and 2020, there were no impairment charges recorded in respect of the right-of-use assets.

iii.  Sale and leaseback

The Company enters into a agreements whereby an aircraft or engine is sold to a lessor upon delivery and the lessor agrees to lease such aircraft or engine back to the Company.

The Company measures the right-of-use asset arising from the leaseback at the proportion of the previous carrying amount of the asset that relates to the right of use retained by the seller-lessee. Accordingly, the Company recognizes in the Consolidated Statement of Operations only the amount of any gain or loss that relates to the rights transferred to the buyer-lessor. If the fair value of the consideration for the sale of an asset does not equal the fair value of the asset, or if the payments for the lease are not at market rates, then the Company adjusts the difference to measure the sale proceeds at fair value and accounts for any below-market terms as a prepayment of lease payments and any above market terms as additional financing provided by the buyer-lessor to the seller-lessee.

First, the sale and leaseback transactions are analyzed within the scope of IFRS 15 - Revenue from Contracts with Customers, in order to verify whether the performance obligation has been satisfied and, therefore, are accounted for the sale of the asset. If this requirement is not met, it is a financing with the asset given as collateral. If the requirements related to the performance obligation established in IFRS 15 are met, the Company measures an asset for right of use that arises from the sale transaction with subsequent lease in proportion to the book value of the asset related to the right-of-use assets retained by the Company. Consequently, only the gains or losses related to the rights transferred to the lessor-buyer are recognized.

r)   Return obligations

The aircraft lease agreements of the Company also require that the aircraft components (airframe, APU and landing gears) and engines (overhaul and limited life parts) be returned to lessors under specific conditions of maintenance. The costs of return, which in no case are related to scheduled major maintenance, are estimated, and recognized ratably as a provision from the time it becomes likely such costs will be incurred and can be estimated reliably. These return costs are recognized on a straight-line basis as a component of variable lease expenses and the provision is included as part of other liabilities, through the remaining lease term. The Company estimates the provision related to aircraft components and engines using certain assumptions including the projected usage of the aircraft and the expected costs of maintenance tasks to be performed. This provision is made in relation to the present value of the expected future costs of meeting the return conditions (Note 14 and 16).

s)   Other taxes and fees payable

The Company is required to collect certain taxes and fees from customers on behalf of government agencies and airports and to remit these to the applicable governmental entity or airport on a periodic basis. These taxes and fees include federal transportation taxes, federal security charges, airport passenger facility charges, and foreign arrival and departure fees. These charges are collected from customers at the time they purchase their tickets but are not included in passenger revenue. The Company records a liability upon collection from the customer and discharges the liability when payments are remitted to the applicable governmental entity or airport.

t)   Income taxes

Current income tax

Current income tax assets and liabilities for the current period are measured at the amount expected to be recovered from or paid to the tax authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted, at the reporting date.

Current income tax relating to items recognized directly in equity is recognized in equity. Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

Deferred tax

Deferred tax is recognized in respect of temporary differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date.

Deferred tax liabilities are recognized for all taxable temporary differences, except, in respect of taxable temporary differences associated with investments in subsidiaries when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred tax assets are recognized for all deductible temporary differences, the carry-forward of unused tax credits and any available tax losses. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carry-forward of unused tax credits and available tax losses can be utilized, except, in respect of deductible temporary differences associated with investments in subsidiaries deferred tax assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profits will be available against which the temporary differences can be utilized.

The Company considers the following criteria in assessing the probability that taxable profit will be available against which the unused tax losses or unused tax credits can be utilized: (a) whether the entity has sufficient taxable temporary differences relating to the same taxation authority and the same taxable entity, which will result in taxable amounts against which the unused tax losses or unused tax credits can be utilized before they expire; (b) whether it is probable that the Company will have taxable profits before the unused tax losses or unused tax credits expire; (c) whether the unused tax losses result from identifiable causes which are unlikely to recur; and (d) whether tax planning opportunities are available to the Company that will create taxable profit in the period in which the unused tax losses or unused tax credits can be utilized.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are reassessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date.

Deferred tax relating to items recognized outside profit or loss is recognized outside profit or loss. Deferred tax items are recognized in correlation to the underlying transaction in OCI.

Deferred tax assets and deferred tax liabilities are offset if a legally enforceable right exists to set off current tax assets against current tax liabilities and the deferred taxes relate to the same taxable entity and the same taxation authority.

Income taxes are computed based on tax laws approved in Mexico, Costa Rica, Guatemala and El Salvador at the date of the consolidated statement of financial position.

The IFRIC Interpretation 23 Uncertainty over Income Tax Treatment addresses the accounting for income taxes when tax treatments involve uncertainty that affects the application of IAS 12 Income Taxes. It does not apply to taxes or levies outside the scope of IAS 12, nor does it specifically include requirements relating to interest and penalties associated with uncertain tax treatments. The interpretation specifically addresses the following:

●	Whether an entity considers uncertain tax treatments separately.
●	The assumptions an entity makes about the examination of tax treatments by taxation authorities.
●	How an entity determines taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates.
●	How an entity considers changes in facts and circumstances.

The Company determines whether to consider each uncertain tax treatment separately or together with one or more other uncertain tax treatments and uses the approach that better predicts the resolution of the uncertainty.

The Company applies significant judgement in identifying uncertainties over income tax treatments. Since the Company operates in a complex multinational environment, it assessed whether the Interpretation had an impact on its consolidated financial statements.

Upon adoption of the Interpretation, the Company considered whether it has any uncertain tax positions, particularly those relating to transfer pricing. The Company’s and the subsidiaries’ tax filings in different jurisdictions include deductions related to transfer pricing and the taxation authorities may challenge those tax treatments. The Company determined, based on its tax compliance and transfer pricing studies, that it is probable that its tax treatments (including those for the subsidiaries) will be accepted by the taxation authorities. As of December 31, 2022 and 2021 the Interpretation did not have an impact on the consolidated financial statements of the Company.

u)   Derivative and non-derivative financial instruments and hedge accounting

The Company mitigates certain financial risks, such as volatility in the price of jet fuel, adverse changes in interest rates and exchange rate fluctuations, through a risk management program that includes the use of derivative financial instruments and non-derivative financial instrument.

In accordance with IFRS 9, derivative financial instruments and non-derivative financial instruments are recognized in the consolidated statement of financial position at fair value. At inception of a hedge relationship, the Company formally designates and documents the hedge relationship to which it wishes to apply hedge accounting, as well as the risk management objective and strategy for undertaking the hedge. The documentation includes the hedging strategy and objective, identification of the hedging instrument, the hedged item or transaction, the nature of the risks being hedged and how the entity will assess the effectiveness of changes in the hedging instrument’s fair value in offsetting the exposure to changes in the hedged item’s fair value or cash flows attributable to the hedged risk(s).

Only if such hedges are expected to be effective in achieving offsetting changes in fair value or cash flows of the hedge item(s) and are assessed on an ongoing basis to determine that they have been effective throughout the financial reporting periods for which they were designated, hedge accounting treatment can be used.

Under the cash flow hedge (CFH) accounting model, the effective portion of the hedging instrument’s changes in fair value is recognized in OCI, while the ineffective portion is recognized in current year earnings in the statement of profit or loss. The cash flow hedge reserve is adjusted to the lower of the cumulative gain or loss on the hedging instrument and the cumulative change in fair value of the hedged item. The amounts recognized in OCI are transferred to earnings in the period in which the hedged transaction affects earnings. During the years ended December 31, 2022 and 2021, the Company did not recognize an ineffective portion with respect to derivative financial instruments. As of December 31,2020, the Company recorded the ineffective portion of US$19.1 million, with respect to derivative financial instruments.

The realized gain or loss of derivative financial instruments and non-derivative financial instruments that qualify as CFH are recorded in the same caption of the hedged item in the consolidated statement of operations (Note 3 b (i)).

Accounting for the time value of options

The Company accounts for the time value of options in accordance with IFRS 9, which requires all derivative financial instruments to be initially recognized at fair value. Subsequent measurement for options purchased and designated as CFH requires that the option’s changes in fair value be segregated into its intrinsic value (which will be considered the hedging instrument’s effective portion in OCI) and its correspondent changes in extrinsic value (time value and volatility). The extrinsic value changes will be considered as a cost of hedging (recognized in OCI in a separate component of equity) and accounted for in income when the hedged items also are recognized in income.

v)   Financial instruments — Disclosures

IFRS 7 requires a three-level hierarchy for fair value measurement disclosures and requires entities to provide additional disclosures about the relative reliability of fair value measurements (Notes 4 and 5).

w)   Treasury shares

The Company’s equity instruments that are reacquired (treasury shares), are recognized at cost and deducted from equity. No gain or loss is recognized in profit or loss on the purchase, sale, issuance or cancellation of treasury shares. Any difference between the carrying amount and the consideration received, if reissued, is recognized in additional paid in capital. Share-based payment options exercised during the reporting period were settled with treasury shares (Note 18).

x)   Operating segments

Management of Controladora monitors the Company as a single business unit that provides air transportation and related services, accordingly it has only one operating segment.

The Company has two geographic areas identified as domestic (Mexico) and international (United States of America, Central America and South America) (Note 26).

y)   Current versus non-current classification

The Company presents assets and liabilities in the consolidated statement of financial position based on current/non-current classification. An asset is current when it is: (i) expected to be realized or intended to be sold or consumed in normal operating cycle, (ii) expected to be realized within twelve months after the reporting period, or, (iii) cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period. All other assets are classified as non-current.

A liability is current when: (i) it is expected to be settled in normal operating cycle, (ii) it is due to be settled within twelve months after the reporting period, or, (iii) there is no unconditional right to defer the settlement of the liability for at least twelve months after the reporting period. The Company classifies all other liabilities as non-current. Deferred tax assets and liabilities are classified as noncurrent assets and liabilities.

z)   Impact of new International Financial Reporting Standards

New and amended standards and interpretations already effective

The Company applied for the first-time certain standards and amendments, which are effective for annual periods beginning on or after January 1, 2022. The Company has not early adopted any other standard interpretation or amendment that has been issued but is not yet effective.

The nature and the effect of these changes are disclosed below:

Covid-19-Related Rent Concessions beyond June 30, 2021, Amendments to IFRS 16

On May 28, 2020, the IASB issued Covid-19-Related Rent Concessions - amendment to IFRS 16 Leases The amendments provide relief to lessees from applying IFRS 16 guidance on lease modification accounting for rent concessions arising as a direct consequence of the Covid-19 pandemic. As a practical expedient, a lessee may elect not to assess whether a Covid-19 related rent concession from a lessor is a lease modification. A lessee that makes this election accounts for any change in lease payments resulting from the Covid-19 related rent concession the same way it would account for the change under IFRS 16 if the change were not a lease modification.

The amendment was intended to apply until June 30, 2021, but as the impact of the Covid-19 pandemic is continuing, on March 31, 2021, the IASB extended the period of application of the practical expedient to June 30, 2022. The amendment applies to annual reporting periods beginning on or after April 1st, 2021. As of December 31, 2022, this amendment did not have impact on the consolidated financial statements of the Company (Note 14).

Annual Improvements to IFRS Standards 2018–2020

IFRS 9 Financial Instruments – Fees in the ’10 per cent’ test for derecognition of financial liabilities

As part of its 2018-2020 annual improvements to IFRS standards process the IASB issued amendment to IFRS 9. The amendment clarifies the fees that an entity includes when assessing whether the terms of a new or modified financial liability are substantially different from the terms of the original financial liability. These fees include only those paid or received between the borrower and the lender, including fees paid or received by either the borrower or lender on the other’s behalf. An entity applies the amendment to financial liabilities that are modified or exchanged on or after the beginning of the annual reporting period in which the entity first applies the amendment. The amendment is effective for annual reporting periods beginning on or after January 1st, 2022, with earlier adoption permitted. As of December 31, 2022, this amendment did not have impact on the consolidated financial statements of the Company (Note 1f) iii) and Note 5).

Property, Plant and Equipment: Proceeds before Intended Use – Amendments to IAS 16

In May 2020, the IASB issued Property, Plant and Equipment - Proceeds before Intended Use, which prohibits entities deducting from the cost of an item of property, plant and equipment, any proceeds from selling items produced while bringing that asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Instead, an entity recognizes the proceeds from selling such items, and the costs of producing those items, in profit or loss.

The amendment is effective for annual reporting periods beginning on or after January 1st, 2022 and must be applied retrospectively to items of property, plant and equipment made available for use on or after the beginning of the earliest period presented when the entity first applies the amendment. The Company expects to adopt the amendments in their effective dates considering preliminarily no significant effects. As of December 31, 2022, this amendment did not have impact on the consolidated financial statements of the Company (Note 12).

Reference to the Conceptual Framework – Amendments to IFRS 3

In May 2020, the IASB issued Amendments to IFRS 3 Business Combinations - Reference to the Conceptual Framework. The amendments are intended to replace a reference to the Framework for the Preparation and Presentation of Financial Statements, issued in 1989, with a reference to the Conceptual Framework for Financial Reporting issued in March 2018 without significantly changing its requirements.

The Board also added an exception to the recognition principle of IFRS 3 to avoid the issue of potential “day 2” gains or losses arising for liabilities and contingent liabilities that would be within the scope of IAS 37 or IFRIC 21 Levies, if incurred separately.

At the same time, the Board decided to clarify existing guidance in IFRS 3 for contingent assets that would not be affected by replacing the reference to the Framework for the Preparation and Presentation of Financial Statements. The amendments are effective for annual reporting periods beginning on or after 1 January 2022 and apply prospectively. As of December 31, 2022 this amendment did not have impact on the consolidated financial statements of the Company.

Standards issued but not yet effective

IFRS 17 Insurance Contracts

In May 2017, the IASB issued IFRS 17 Insurance Contracts (IFRS 17), a comprehensive new accounting standard for insurance contracts covering recognition and measurement, presentation and disclosure. Once effective, IFRS 17 will replace IFRS 4 Insurance Contracts (IFRS 4) that was issued in 2005. IFRS 17 applies to all types of insurance contracts (i.e., life, non-life, direct insurance and re-insurance), regardless of the type of entities that issue them, as well as to certain guarantees and financial instruments with discretionary participation features. A few scope exceptions will apply. The overall objective of IFRS 17 is to provide an accounting model for insurance contracts that is more useful and consistent for insurers. In contrast to the requirements in IFRS 4, which are largely based on grandfathering previous local accounting policies, IFRS 17 provides a comprehensive model for insurance contracts, covering all relevant accounting aspects. The core of IFRS 17 is the general model, supplemented by:

●	A specific adaptation for contracts with direct participation features (the variable fee approach).
●	A simplified approach (the premium allocation approach) mainly for short-duration contracts.

IFRS 17 is effective for reporting periods beginning on or after 1 January 2023, with comparative figures required. Early application is permitted, provided the entity also applies IFRS 9 and IFRS 15 on or before the date it first applies IFRS 17. The Company is currently assessing the impact of this standard which expects to adopt in their effective date.

Amendments to IAS 1: Classification of Liabilities as Current or Non-current

In January 2020, the IASB issued amendments to paragraphs 69 to 76 of IAS 1 to specify the requirements for classifying liabilities as current or non-current. The amendments clarify:

●	What is meant by a right to defer settlement.
●	That a right to defer must exist at the end of the reporting period.
●	That classification is unaffected by the likelihood that an entity will exercise its deferral right.
●	That only if an embedded derivative in a convertible liability is itself an equity instrument would the terms of a liability not impact its classification.

The amendments are effective for annual reporting periods beginning on or after January 1st, 2023, and must be applied retrospectively. The Company is currently assessing the impact of these amendments which expects to adopt in their effective date.

Disclosure of Accounting Policies – Amendments to IAS 1 and IFRS Practice Statement 2

In February 2021, the IASB issued amendments to IAS 1 and IFRS Practice Statement 2 Making Materiality Judgements, in which it provides guidance and examples to help entities apply materiality judgements to accounting policy disclosures. The amendments aim to help entities provide accounting policy disclosures that are more useful by replacing the requirement for entities to disclose their ‘significant’ accounting policies with a requirement to disclose their ‘material’ accounting policies and adding guidance on how entities apply the concept of materiality in making decisions about accounting policy disclosures.

The amendments to IAS 1 are applicable for annual periods beginning on or after January 1st, 2023, with earlier application permitted. Since the amendments to the Practice Statement 2 provide non-mandatory guidance on the application of the definition of material to accounting policy information, an effective date for these amendments is not necessary.

The Company is currently assessing the impact of these amendments.

Definition of Accounting Estimates – Amendments to IAS 8

In February 2021, the IASB issued amendments to IAS 8, in which it introduces a definition of “accounting estimates”. The amendments clarify the distinction between changes in accounting estimates and changes in accounting policies and the correction of errors. Also, they clarify how entities use measurement techniques and inputs to develop accounting estimates.

The amendments are effective for annual reporting periods beginning on or after January 1st, 2023, and apply to changes in accounting policies and changes in accounting estimates that occur on or after the start of that period. Earlier application is permitted as long as this fact is disclosed. The Company is currently assessing the impact of these amendments which expects to adopt in their effective date.

Deferred Tax related to Assets and Liabilities arising from a Single Transaction – Amendments to IAS 12

The amendments to IAS 12 Income Taxes require companies to recognize deferred tax on transactions that, on initial recognition, give rise to equal amounts of taxable and deductible temporary differences. They will typically apply to transactions such as leases of lessees and decommissioning obligations and will require the recognition of additional deferred tax assets and liabilities. The amendment is effective for annual reporting periods beginning on January 1st, 2023, and should be applied to transactions that occur on or after the beginning of the earliest comparative period presented. In addition, entities should recognize deferred tax assets (to the extent that it is probable that they can be utilized) and deferred tax liabilities at the beginning of the earliest comparative period for all deductible and taxable temporary differences associated with:

●	Right-of-use assets and lease liabilities, and
●	Decommissioning, restoration and similar liabilities, and the corresponding amounts recognized as part of the cost of the related assets.

The cumulative effect of recognizing these adjustments is recognized in retained earnings, or another component of equity, as appropriate.

IAS 12 did not previously address how to account for the tax effects of on-balance sheet leases and similar transactions and various approaches were considered acceptable.

At the date of adoption of IFRS 16, the Company applied the criterion of recognizing the deferred assets and liabilities associated with the lease liability and the right of use, which is consistent with this amendment to IAS 12, and therefore this will not generate effects in the Company. (Note 20).